Offerings	Dec. 02, 2024 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	280,000	[1]
Proposed Maximum Offering Price per Unit | $ / shares	0.04	[2]
Maximum Aggregate Offering Price	$ 11,200	[2]
Fee Rate	0.01531%
Amount of Registration Fee	$ 1.71
Offering Note	1. Pursuant to Rule 416 under the Securities Act, the shares registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, distributions, recapitalizations or other similar transactions. 3. Based on the average of the high and low prices for the Registrant’s common stock on November 28, 2024 on the OTCQB tier of the over-the-counter market, as reported by OTC Markets Group, Inc.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	24,720,000	[1],[3]
Proposed Maximum Offering Price per Unit | $ / shares	0.02	[4]
Maximum Aggregate Offering Price	$ 494,400	[4]
Fee Rate	0.01531%
Amount of Registration Fee	$ 75.69
Offering Note	1. Pursuant to Rule 416 under the Securities Act, the shares registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, distributions, recapitalizations or other similar transactions. 2. Represents shares of common stock issuable upon conversion of certain of the Registrant's convertible promissory notes (the ""). 4. Based on the conversion price per share of the Notes.

[1]	Pursuant to Rule 416 under the Securities Act, the shares registered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, distributions, recapitalizations or other similar transactions.
[2]	Based on the average of the high and low prices for the Registrant’s common stock on November 28, 2024 on the OTCQB tier of the over-the-counter market, as reported by OTC Markets Group, Inc.
[3]	Represents shares of common stock issuable upon conversion of certain of the Registrant’s convertible promissory notes (the “Notes”).
[4]	Based on the conversion price per share of the Notes.